GAIN FROM DEREGISTRATION OF SUBSIDIARIES	6 Months Ended
Jun. 30, 2022
GAIN FROM DEREGISTRATION OF SUBSIDIARIES
GAIN FROM DEREGISTRATION OF SUBSIDIARIES

19. GAIN FROM DEREGISTRATION OF SUBSIDIARIES

In six months ended June 30, 2022 and 2021, several subsidiaries and schools of the consolidated VIEs were closed through the deregistration procedures of local governmental and corporate service institutions. Those subsidiaries and schools had no business operations and were in accumulated deficit for years. As a result, the Group recognized gain from deregistration of those subsidiaries and schools in collective amounts of RMB 295 and RMB 1,325 in the six months ended June 30, 2022 and 2021, respectively.